Recovery of Erroneously Awarded Compensation	12 Months Ended
Dec. 31, 2025
Restatement Determination Date:: 2025-12-31
Erroneously Awarded Compensation Recovery
Erroneous Compensation Analysis

Clawback

Each participant must comply with applicable law, the Company’s Code of Ethics, and the Company’s corporate policies, as applicable, including without limitation the Company’s Compensation Recovery Policy. Notwithstanding anything to the contrary, (i) compliance with applicable law, the Company’s Code of Ethics, and the Company’s corporate policies, as applicable, will be a pre-condition to earning, or vesting in, any Award under the Eleventh Amended 2011 Plan and (ii) any Awards under the Eleventh Amended 2011 Plan that are subject to the Company’s Compensation Recovery Policy may be reduced, cancelled, forfeited, rescinded, or recouped even if already granted, paid, or settled.